Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance
The disclosure included in this section is prescribed by SEC rules and is not incorporated by reference to Part III of the Company’s Annual Report on Form 10-K for the year ended December 31, 2022. The Compensation and Human Resources Committee did not consider the pay versus performance data presented below in making its pay decisions for any of the years shown.
As described in greater detail above in the “Compensation Discussion and Analysis” section, our executive compensation program strongly links executive pay and the achievement of enterprise goals, which are aligned to the economic interests of our shareholders. This strong pay-for-performance linkage is a core principle of our executive compensation philosophy, with a large majority of executive officers’ compensation at risk and weighted towards long-term compensation to promote long-term shareholder value creation. Approximately 76% of total compensation granted to our named executive offers in 2022 was stock-based long-term compensation that is earned over multiple years only if our company and stock perform for shareholders. Our robust oversight and governance practices discourage excessive or unnecessary risk-taking and include a balanced set of performance measures with different metrics used for our annual and long-term incentive plans. Our stock retention policy requires executive officers to hold, for at least one year, one-third of the net shares acquired upon vesting or exercise of any stock compensation award. For example, an executive exercising options which had been held for ten years is required to retain one-third of the net shares acquired for an additional year. In addition, our compensation clawback policy allows the Board to seek cash or stock compensation reimbursement from our senior executives if they are directly involved in fraud or misconduct causing a material restatement, material detrimental conduct, or violation of non-compete, non-solicit or confidentiality provisions.
The following table sets forth information concerning the compensation imputed to our current and former Principal Executive Officers (each, a PEO) and to our other Named Executive Officers (NEOs) compared to certain performance measures for the years ended December 31, 2022, 2021, and 2020.
							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Current PEO(2)(4)	Summary Compensation Table Total for Former PEO(2)(4)	Compensation Actually Paid Current PEO(1)(2)(5)(6)	Compensation Actually Paid Former PEO(1)(2)(5)(6)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)(4)	Average Compensation Actually Paid Non-PEO Named Executive Officers(1)(3)(5)(6)	TSR	Peer Group TSR (S&P Health Care Index)(7)	Net Earnings Attributable to UNH Common Shareholders	Adjusted EPS(8)
2022	$20,865,106	—	$31,259,796	—	$13,210,724	$17,698,638	$188	$140	$20,120,000,000	$22.19
2021	$18,433,143	$11,221,093	$55,452,750	$36,611,403	$11,347,389	$29,088,841	$176	$143	$17,285,000,000	$19.02
2020	—	$17,872,713	—	$37,166,242	$11,312,854	$19,941,168	$121	$113	$15,403,000,000	$16.88

(1)
The term compensation actually paid is a mandated SEC naming convention, and the methodology for calculating compensation actually paid also is mandated by the SEC rule. The amount shown for any period, however, does not reflect total compensation actually earned during the period. Instead, the amounts shown reflect, among other things, adjustments to the grant date fair value of stock compensation awards reported in the Summary Compensation Table to reflect their fair value as of the last day of the fiscal year and increases or decreases in the value of unvested stock compensation awards granted in prior years, which may never actually vest or may have a different value when they do vest. Accordingly, these totals change from year to year based primarily upon share performance, but do not reflect actual compensation paid or earned for any year. Compensation resulting from an award of options or RSUs is not actually realized until exercise, in the case of options, which vest over 4 years and have a 10-year duration; vesting of RSUs which vest ratably over 4 years; or completion and achievement of a long-term performance share plan, which has a 3-year duration. See footnotes 5 and 6 below for a more detailed break down between earned/vested and unearned/unvested amounts.
(2)
Andrew Witty has served as our PEO since February 3, 2021. Dave Wichmann, our former PEO, served as our PEO until February 2, 2021. These columns reflect amounts for both PEOs in 2021 when both served as PEO for a portion of the year.

(3)
For 2022, our other NEOs were John Rex, Dirk McMahon, Brian Thompson and Rupert Bondy. For 2021, our other NEOs were John Rex, Dirk McMahon, Brian Thompson and Marianne Short. For 2020, our other NEOs were John Rex, Andrew Witty, Dirk McMahon and Patricia Lewis.

(4)
The values reflected in this column reflect the Total compensation set forth in the Summary Compensation Table (SCT) on page 47. See the footnotes to the SCT for further detail regarding the amounts in these columns.

(5)
In accordance with SEC rules, the Compensation Actually Paid (CAP) totals reflected in these columns is computed by deducting and adding the following amounts from the Total column of the SCT (fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP). The change in value from the SCT to CAP is based on the increase in fair value of outstanding long-term incentive awards which is primarily driven by our increased share price and company performance between measurement dates:

2022	Current PEO	Non-PEO NEOs
SCT Total Compensation	$20,865,106	$13,210,724
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(16,500,772)	$(9,700,891)
Add Fair Value of Awards Granted in 2022 (Unvested / Unearned) as of 12/31/22	$19,765,736	$11,470,624
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/22	$4,501,423	$2,159,448
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2022 as of the Vesting Date	$2,628,303	$558,733
CAP Total	$31,259,796	$17,698,638
2021	Current PEO	Former PEO	Non-PEO NEOs
SCT Total Compensation	$18,433,143	$11,221,093	$11,347,389
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(14,375,350)	—	$(8,575,523)
Add Fair Value of Awards Granted in 2021 (Unvested / Unearned) as of 12/31/21	$24,998,702	—	$14,389,137
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/21	$22,167,623	$22,084,683	$10,877,212
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2021 as of the Vesting Date	$4,228,632	$3,305,627	$1,050,626
CAP Total	$55,452,750	$36,611,403	$29,088,841
2020	Former PEO	Non-PEO NEOs
SCT Total Compensation	$17,872,713	$11,312,854
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(12,800,630)	$(8,050,262)
Add Fair Value of Awards Granted in 2020 (Unvested / Unearned) as of 12/31/20	$16,861,629	$10,678,145
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/20	$9,852,819	$4,699,669
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2020 as of the Vesting Date	$5,379,711	$1,300,762
CAP Total	$37,166,242	$19,941,168

(6)
The methodology used to determine the fair value of long-term incentive awards at each measurement date for purposes of the SEC pay versus performance disclosure rules is consistent with the methodology used to calculate the grant date fair value of these same awards for purposes of SCT Total Compensation. The inclusion of long-term incentive awards granted in prior years and the change in our stock price at each measurement date (and the resulting impact on the fair value calculation) is the most significant factor in the difference between the reported SCT Total Compensation and the determination of compensation amounts attributable in determining CAP for each reporting year under the SEC pay versus performance rules. The following table summarizes the three main components of the CAP total for our Current PEO in 2021 of which $47.2 million of the total $55.5 million reflects the fair value of unvested awards as of December 31, 2021.

	Paid / Earned in 2021	Vesting in 2021	Unvested / Unearned as of 12/31/2021
	Cash and Other Non-Stock Based Compensation (See SCT for Additional Detail)	Change in Fair Value of Awards Granted in Prior Years	Change in Fair Value of Awards Granted in 2021 and Prior Years	Total
Current PEO – 2021 CAP	$4,057,793	$4,228,632	$47,166,325	$55,452,750

(7)
Reflects our cumulative TSR and the cumulative TSR of the S&P Health Care Index for the year ended December 31, 2020, the two-years ended December 31, 2021, and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.

(8)
Performance shares granted under our long-term incentive plan, which are selected to ensure a strong pay-for-performance alignment between the Company’s executive compensation program and drivers of shareholder value, account for 39% and 37% of overall compensation respectively to our PEO and non-PEO NEOs during the most recently completed fiscal year and are weighted equally between cumulative adjusted EPS and average return on equity for the three-year performance period. Cumulative adjusted EPS includes the adjusted EPS for each year of the three-year performance period. Refer to Appendix A for a description of how adjusted EPS is calculated from the Company’s financial statements and the section entitled “Long-Term Awards in the Compensation Discussion and Analysis” section of this proxy statement for additional information related to the adjusted EPS performance measure within our long-term performance share awards. The correlation and impact of operating income (a performance measure described in more detail in our discussion of our annual incentive plan in the “Compensation Discussion and Analysis” section above) on adjusted EPS is the reason we selected adjusted EPS for inclusion in our Pay Versus Performance table as opposed to the return on equity metric.

As reflected in the pay versus performance table above, our net earnings attributable to our common shareholders and adjusted EPS steadily increased during the 2020 through 2022 timeframe. While there is a strong correlation between our financial performance as reflected by net earnings attributable to our common shareholders and adjusted EPS and any increases in the compensation amounts reported in the SCT given our pay for performance philosophy, a similar correlation with how compensation is attributed to determine CAP using the SEC’s required calculation methodology will not always exist. Although a large majority of our executives’ total compensation is earned based on achievement of enterprise-wide goals, which is further described in the “Compensation Discussion and Analysis” section of this proxy statement, and our stock price performance during the vesting period of the long-term incentives, the methodology required to attribute compensation to determine CAP under the SEC rules may not always reflect a direct correlation to financial performance. For example, although both net earnings attributable to our common shareholders and adjusted EPS increased from 2021 to 2022, amounts attributed to determine CAP for both the PEO and the average across the non-PEO NEOs decreased from 2021 to 2022 due to how the yearly changes in the fair value of outstanding long-term incentive awards are calculated under the SEC pay versus performance rules.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]
(2)
Andrew Witty has served as our PEO since February 3, 2021. Dave Wichmann, our former PEO, served as our PEO until February 2, 2021. These columns reflect amounts for both PEOs in 2021 when both served as PEO for a portion of the year.

(3)
For 2022, our other NEOs were John Rex, Dirk McMahon, Brian Thompson and Rupert Bondy. For 2021, our other NEOs were John Rex, Dirk McMahon, Brian Thompson and Marianne Short. For 2020, our other NEOs were John Rex, Andrew Witty, Dirk McMahon and Patricia Lewis.

Peer Group Issuers, Footnote [Text Block]
(7)
Reflects our cumulative TSR and the cumulative TSR of the S&P Health Care Index for the year ended December 31, 2020, the two-years ended December 31, 2021, and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.

Adjustment To PEO Compensation, Footnote [Text Block]
(4)
The values reflected in this column reflect the Total compensation set forth in the Summary Compensation Table (SCT) on page 47. See the footnotes to the SCT for further detail regarding the amounts in these columns.

(5)
In accordance with SEC rules, the Compensation Actually Paid (CAP) totals reflected in these columns is computed by deducting and adding the following amounts from the Total column of the SCT (fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP). The change in value from the SCT to CAP is based on the increase in fair value of outstanding long-term incentive awards which is primarily driven by our increased share price and company performance between measurement dates:

2022	Current PEO	Non-PEO NEOs
SCT Total Compensation	$20,865,106	$13,210,724
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(16,500,772)	$(9,700,891)
Add Fair Value of Awards Granted in 2022 (Unvested / Unearned) as of 12/31/22	$19,765,736	$11,470,624
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/22	$4,501,423	$2,159,448
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2022 as of the Vesting Date	$2,628,303	$558,733
CAP Total	$31,259,796	$17,698,638
2021	Current PEO	Former PEO	Non-PEO NEOs
SCT Total Compensation	$18,433,143	$11,221,093	$11,347,389
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(14,375,350)	—	$(8,575,523)
Add Fair Value of Awards Granted in 2021 (Unvested / Unearned) as of 12/31/21	$24,998,702	—	$14,389,137
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/21	$22,167,623	$22,084,683	$10,877,212
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2021 as of the Vesting Date	$4,228,632	$3,305,627	$1,050,626
CAP Total	$55,452,750	$36,611,403	$29,088,841
2020	Former PEO	Non-PEO NEOs
SCT Total Compensation	$17,872,713	$11,312,854
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(12,800,630)	$(8,050,262)
Add Fair Value of Awards Granted in 2020 (Unvested / Unearned) as of 12/31/20	$16,861,629	$10,678,145
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/20	$9,852,819	$4,699,669
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2020 as of the Vesting Date	$5,379,711	$1,300,762
CAP Total	$37,166,242	$19,941,168

Non-PEO NEO Average Total Compensation Amount	$ 13,210,724	$ 11,347,389	$ 11,312,854
Non-PEO NEO Average Compensation Actually Paid Amount	$ 17,698,638	29,088,841	19,941,168
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The values reflected in this column reflect the Total compensation set forth in the Summary Compensation Table (SCT) on page 47. See the footnotes to the SCT for further detail regarding the amounts in these columns.

(5)
In accordance with SEC rules, the Compensation Actually Paid (CAP) totals reflected in these columns is computed by deducting and adding the following amounts from the Total column of the SCT (fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP). The change in value from the SCT to CAP is based on the increase in fair value of outstanding long-term incentive awards which is primarily driven by our increased share price and company performance between measurement dates:

2022	Current PEO	Non-PEO NEOs
SCT Total Compensation	$20,865,106	$13,210,724
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(16,500,772)	$(9,700,891)
Add Fair Value of Awards Granted in 2022 (Unvested / Unearned) as of 12/31/22	$19,765,736	$11,470,624
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/22	$4,501,423	$2,159,448
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2022 as of the Vesting Date	$2,628,303	$558,733
CAP Total	$31,259,796	$17,698,638
2021	Current PEO	Former PEO	Non-PEO NEOs
SCT Total Compensation	$18,433,143	$11,221,093	$11,347,389
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(14,375,350)	—	$(8,575,523)
Add Fair Value of Awards Granted in 2021 (Unvested / Unearned) as of 12/31/21	$24,998,702	—	$14,389,137
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/21	$22,167,623	$22,084,683	$10,877,212
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2021 as of the Vesting Date	$4,228,632	$3,305,627	$1,050,626
CAP Total	$55,452,750	$36,611,403	$29,088,841
2020	Former PEO	Non-PEO NEOs
SCT Total Compensation	$17,872,713	$11,312,854
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	$(12,800,630)	$(8,050,262)
Add Fair Value of Awards Granted in 2020 (Unvested / Unearned) as of 12/31/20	$16,861,629	$10,678,145
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/20	$9,852,819	$4,699,669
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2020 as of the Vesting Date	$5,379,711	$1,300,762
CAP Total	$37,166,242	$19,941,168

Tabular List [Table Text Block]
Most Important Performance Measures. The most important performance measures that we use in setting pay-for-performance compensation for the most recently completed fiscal year are described in the table below. The manner in which these measures determine the amounts of incentive compensation paid to our NEOs is described above in the “Compensation Discussion and Analysis” section of this proxy statement.
Most Important Performance Measures
Adjusted Earnings Per Share (EPS)
Cash Flow from Operations
Employee Experience Index (EXI)
Operating Income
Net Promoter System (NPS)
Return on Equity
Revenue

Total Shareholder Return Amount	$ 188	176	121
Peer Group Total Shareholder Return Amount	140	143	113
Net Income (Loss)	$ 20,120,000,000	$ 17,285,000,000	$ 15,403,000,000
Company Selected Measure Amount	22.19	19.02	16.88
PEO Name	Andrew Witty
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share (EPS)
Non-GAAP Measure Description [Text Block]
(8)
Performance shares granted under our long-term incentive plan, which are selected to ensure a strong pay-for-performance alignment between the Company’s executive compensation program and drivers of shareholder value, account for 39% and 37% of overall compensation respectively to our PEO and non-PEO NEOs during the most recently completed fiscal year and are weighted equally between cumulative adjusted EPS and average return on equity for the three-year performance period. Cumulative adjusted EPS includes the adjusted EPS for each year of the three-year performance period. Refer to Appendix A for a description of how adjusted EPS is calculated from the Company’s financial statements and the section entitled “Long-Term Awards in the Compensation Discussion and Analysis” section of this proxy statement for additional information related to the adjusted EPS performance measure within our long-term performance share awards. The correlation and impact of operating income (a performance measure described in more detail in our discussion of our annual incentive plan in the “Compensation Discussion and Analysis” section above) on adjusted EPS is the reason we selected adjusted EPS for inclusion in our Pay Versus Performance table as opposed to the return on equity metric.

As reflected in the pay versus performance table above, our net earnings attributable to our common shareholders and adjusted EPS steadily increased during the 2020 through 2022 timeframe. While there is a strong correlation between our financial performance as reflected by net earnings attributable to our common shareholders and adjusted EPS and any increases in the compensation amounts reported in the SCT given our pay for performance philosophy, a similar correlation with how compensation is attributed to determine CAP using the SEC’s required calculation methodology will not always exist. Although a large majority of our executives’ total compensation is earned based on achievement of enterprise-wide goals, which is further described in the “Compensation Discussion and Analysis” section of this proxy

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cash Flow from Operations
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Employee Experience Index (EXI)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Net Promoter System (NPS)
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Andrew Witty [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 20,865,106	$ 18,433,143
PEO Actually Paid Compensation Amount	31,259,796	55,452,750
Cash and Other Non-Stock Based Compensation		4,057,793
Andrew Witty [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,500,772)	(14,375,350)
Andrew Witty [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,765,736	24,998,702
Andrew Witty [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,501,423	22,167,623
Andrew Witty [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,628,303	4,228,632
Andrew Witty [Member] | Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		47,166,325
Dave Wichmann [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		11,221,093	$ 17,872,713
PEO Actually Paid Compensation Amount		36,611,403	37,166,242
Dave Wichmann [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(12,800,630)
Dave Wichmann [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			16,861,629
Dave Wichmann [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		22,084,683	9,852,819
Dave Wichmann [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,305,627	5,379,711
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Performance Shares Granted As A Percentage Of Overall Compensation To NEOs	37.00%
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,700,891)	(8,575,523)	(8,050,262)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,470,624	14,389,137	10,678,145
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,159,448	10,877,212	4,699,669
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 558,733	$ 1,050,626	$ 1,300,762
PEO [Member]
Pay vs Performance Disclosure [Table]
Performance Shares Granted As A Percentage Of Overall Compensation To NEOs	39.00%